Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2017
Registrant Name	dei_EntityRegistrantName	FRANKLIN ALTERNATIVE STRATEGIES FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001535538
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 10, 2018
Document Effective Date	dei_DocumentEffectiveDate	Sep. 10, 2018
Prospectus Date	rr_ProspectusDate	Sep. 10, 2018